N-2	Jun. 01, 2023
Cover [Abstract]
Entity Central Index Key	0001621227
Amendment Flag	false
Securities Act File Number	1-37368
Document Type	8-K/A
Entity Registrant Name	ADAPTIMMUNE THERAPEUTICS PLC
Entity Address, Address Line One	60 Jubilee Avenue
Entity Address, Address Line Two	Milton Park
Entity Address, City or Town	Abingdon, Oxfordshire
Entity Address, Postal Zip Code	OX14 4RX
City Area Code	44
Local Phone Number	1235 430000
Entity Emerging Growth Company	false